UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Core Fund

Parametric Emerging Markets Core Fund

May 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.1%

Security	Shares	Value
Brazil — 7.0%
AES Tiete SA, PFC Shares	500	$3,819
All America Latina Logistica SA (Units)	1,500	5,423
AMBEV SA ADR	6,900	49,034
Anhanguera Educacional Participacoes SA	800	5,749
Banco Bradesco SA, PFC Shares	3,700	51,545
Banco do Brasil SA	1,300	13,213
Banco Santander Brasil SA	1,200	8,067
BB Seguridade Participacoes SA	700	8,905
BM&F Bovespa SA	2,300	11,273
BR Malls Participacoes SA	700	5,784
BR Properties SA	1,000	7,990
BRF-Brasil Foods SA ADR	1,100	23,738
Centrais Eletricas Brasileiras SA ADR	1,900	5,662
CETIP SA - Mercados Organizados	500	6,468
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	100	4,544
Cia de Concessoes Rodoviarias SA (CCR)	3,400	26,665
Cia de Saneamento Basico do Estado de Sao Paulo	900	8,750
Cia de Saneamento de Minas Gerais-COPASA	300	5,177
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	300	3,486
Cia Energetica de Minas Gerais SA, PFC Shares	3,030	21,072
Cia Energetica de Sao Paulo, Class B, PFC Shares	500	5,999
Cia Hering	300	2,913
Cia Paranaense de Energia-Copel ADR	400	5,808
Cia Siderurgica Nacional SA	1,200	4,601
Cielo SA	2,000	35,736
Cosan SA Industria e Comercio	400	6,721
CPFL Energia SA ADR	300	4,821
Cyrela Brazil Realty SA	600	3,541
EcoRodovias Infraestrutura e Logistica SA	700	4,537
EDP-Energias do Brasil SA	1,000	4,191
Embraer SA	1,600	14,562
Equatorial Energia SA	500	5,089
Estacio Participacoes SA	600	7,202
Fibria Celulose SA ADR(1)	400	3,772
Gerdau SA, PFC Shares	1,300	7,735
Iochpe-Maxion SA	400	3,482
Itau Unibanco Holding SA, PFC Shares	3,300	51,408
Itausa-Investimentos Itau SA, PFC Shares	5,140	19,594
JBS SA	1,700	5,691
Klabin SA, PFC Shares	4,500	4,399
Kroton Educacional SA	300	7,615
Light SA	600	5,306
Localiza Rent a Car SA	400	6,338
Lojas Americanas SA, PFC Shares	1,125	6,674
Lojas Renner SA	200	6,045
M Dias Branco SA	100	4,303
Marcopolo SA, PFC Shares	2,100	4,068
Metalurgica Gerdau SA, PFC Shares	500	3,640
MRV Engenharia e Participacoes SA	1,300	3,986
Natura Cosmeticos SA	300	5,170
Oi SA ADR	3,000	2,530
PDG Realty SA Empreendimentos e Participacoes(1)	4,600	3,183

Security	Shares	Value
Petroleo Brasileiro SA, PFC Shares	9,100	$67,794
Qualicorp SA(1)	500	5,267
Raia Drogasil SA	600	5,089
Randon Participacoes SA, PFC Shares	1,125	3,264
Souza Cruz SA	600	6,146
Telefonica Brasil SA ADR	200	4,022
Telefonica Brasil SA, PFC Shares	930	18,577
Tim Participacoes SA	2,100	11,398
Totvs SA	400	6,974
Tractebel Energia SA	300	4,446
Ultrapar Participacoes SA	500	12,018
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	1,000	3,522
Vale SA, PFC Shares	4,700	53,791
Weg SA	910	10,565

		$749,897

Chile — 3.5%
AES Gener SA	17,883	$9,471
Aguas Andinas SA, Series A	13,740	8,940
Antarchile SA, Series A	1,100	14,815
Banco de Chile ADR	240	19,277
Banco de Credito e Inversiones	220	12,651
Banco Santander Chile SA ADR	800	20,080
Cap SA	380	5,471
Cencosud SA	3,560	12,473
Cia Cervecerias Unidas SA ADR	200	4,712
Cia General de Electricidad SA	1,500	6,416
Colbun SA	36,400	9,017
Corpbanca SA ADR	1,250	22,525
Embotelladora Andina SA, Series A ADR	300	5,955
Embotelladora Andina SA, Series B ADR	180	4,541
Empresa Nacional de Electricidad SA ADR	350	15,431
Empresa Nacional de Telecommunicaciones SA	560	7,033
Empresas CMPC SA	5,960	13,060
Empresas Copec SA	3,510	46,699
Enersis SA ADR	1,220	19,764
Latam Airlines Group SA ADR	1,037	14,974
Parque Arauco SA	4,808	8,926
Quinenco SA	3,270	7,350
S.A.C.I. Falabella	5,230	48,831
Sigdo Koppers SA	4,680	7,504
Sociedad Quimica y Minera de Chile SA, Series B ADR	540	16,330
Sonda SA	4,030	9,535
Vina Concha y Toro SA ADR	200	8,132

		$379,913

China — 10.8%
AAC Technologies Holdings, Inc.	1,000	$5,855
Agricultural Bank of China, Ltd., Class H	22,000	9,812
Air China, Ltd., Class H	8,000	4,557
Aluminum Corp. of China, Ltd., Class H(1)	14,000	5,018
Anhui Conch Cement Co., Ltd., Class H	2,000	7,195
Baidu, Inc. ADR(1)	300	49,800
Bank of China, Ltd., Class H	60,000	28,696
Bank of Communications, Ltd., Class H	7,000	4,702
BBMG Corp., Class H	7,000	4,703
Beijing Enterprises Holdings, Ltd.	500	4,321
Belle International Holdings, Ltd.	8,000	7,968
Brilliance China Automotive Holdings, Ltd.	12,000	19,876
BYD Co., Ltd., Class H(1)	1,000	4,910
China Bluechemical, Ltd., Class H	8,000	4,288

Security	Shares	Value
China Cinda Asset Management, Co., Ltd., Class H(1)	32,000	$15,314
China CITIC Bank Corp., Ltd., Class H	9,000	5,234
China Coal Energy Co., Class H	8,000	4,560
China Communications Construction Co., Ltd., Class H	7,000	4,679
China Communications Services Corp., Ltd., Class H	8,000	3,792
China Construction Bank Corp., Class H	79,000	58,013
China COSCO Holdings Co., Ltd., Class H(1)	11,500	4,474
China Everbright International, Ltd.	6,000	7,665
China Gas Holdings, Ltd.	10,000	16,103
China Life Insurance Co., Ltd., Class H	6,000	16,482
China Longyuan Power Group Corp., Class H	5,000	5,560
China Mengniu Dairy Co., Ltd.	4,000	19,673
China Merchants Bank Co., Ltd., Class H	4,000	7,385
China Merchants Holdings (International) Co., Ltd.	2,000	5,892
China Minsheng Banking Corp., Ltd., Class H	5,000	5,145
China Mobile, Ltd.	10,500	102,842
China National Building Material Co., Ltd., Class H	6,000	5,432
China Oilfield Services, Ltd., Class H	2,000	4,937
China Overseas Land & Investment, Ltd.	4,000	10,501
China Pacific Insurance (Group) Co., Ltd., Class H	1,800	5,990
China Petroleum & Chemical Corp., Class H	50,000	45,216
China Railway Construction Corp., Class H	4,500	3,809
China Railway Group, Ltd., Class H	9,000	4,167
China Resources Enterprise, Ltd.	2,000	5,604
China Resources Gas Group, Ltd.	2,000	6,113
China Resources Land, Ltd.	2,000	4,073
China Resources Power Holdings Co., Ltd.	4,000	10,530
China Shenhua Energy Co., Ltd., Class H	4,500	12,332
China State Construction International Holdings, Ltd.	4,000	6,888
China Telecom Corp., Ltd., Class H	26,000	13,136
China Unicom (Hong Kong), Ltd.	8,000	11,902
China Vanke Co., Ltd., Class B	2,600	4,096
Chongqing Changan Automobile Co., Ltd., Class B	3,500	6,276
Citic Pacific, Ltd.	4,000	6,995
CNOOC, Ltd.	25,000	42,721
Cosco Pacific, Ltd.	4,000	5,281
Country Garden Holdings Co.	8,000	3,379
Ctrip.com International, Ltd. ADR(1)	200	11,084
Datang International Power Generation Co., Ltd., Class H	10,000	3,886
Dongfeng Motor Group Co., Ltd., Class H	6,000	9,165
Evergrande Real Estate Group, Ltd.	12,000	5,399
GCL-Poly Energy Holdings, Ltd.(1)	18,000	5,611
Geely Automobile Holdings, Ltd.	10,000	3,749
Great Wall Motor Co., Ltd., Class H	2,000	8,253
Guangdong Investment, Ltd.	6,000	6,637
Guangzhou Automobile Group Co., Ltd., Class H	6,000	6,309
Guangzhou R&F Properties Co., Ltd., Class H	3,200	4,397
Haier Electronics Group Co., Ltd.	3,000	7,033
Hengan International Group Co., Ltd.	1,500	15,887
Huaneng Power International, Inc., Class H	6,000	6,333
Industrial & Commercial Bank of China, Ltd., Class H	92,000	59,750
Inner Mongolia Yitai Coal Co., Ltd., Class B	2,500	3,178
Jiangsu Expressway Co., Ltd., Class H	4,000	4,799
Jiangxi Copper Co., Ltd., Class H	2,000	3,307
Kingboard Chemical Holdings, Ltd.	2,500	4,703
Kunlun Energy Co., Ltd.	4,000	6,524
Lee & Man Paper Manufacturing, Ltd.	8,000	4,031
Lenovo Group, Ltd.	6,000	7,438
Longfor Properties Co., Ltd.	3,000	3,809
Mindray Medical International, Ltd. ADR	200	6,206
NetEase.com, Inc. ADR	100	7,116

Security	Shares	Value
New Oriental Education & Technology Group, Inc. ADR	290	$7,488
Nine Dragons Paper Holdings, Ltd.	7,000	4,552
PetroChina Co., Ltd., Class H	40,000	47,761
PICC Property & Casualty Co., Ltd., Class H	4,000	5,890
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,500	11,607
Semiconductor Manufacturing International Corp.(1)	60,000	5,094
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	4,000	3,923
Shanghai Industrial Holdings, Ltd.	2,000	6,174
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	2,600	4,879
Shimao Property Holdings, Ltd.	2,000	4,026
Sihuan Pharmaceutical Holdings Group, Ltd.	7,000	8,391
SINA Corp.(1)	100	4,481
Sino Biopharmaceutical, Ltd.	8,000	6,551
Sino-Ocean Land Holdings, Ltd.	8,500	4,481
Sinopec Shanghai Petrochemical Co., Ltd., Class H	21,000	5,210
Sinopharm Group Co., Ltd., Class H	2,000	5,424
Sohu.com, Inc.(1)	100	5,776
Sun Art Retail Group, Ltd.	4,500	5,293
Tencent Holdings, Ltd.	5,000	70,386
Tingyi (Cayman Islands) Holding Corp.	4,000	11,362
Tsingtao Brewery Co., Ltd., Class H	1,000	7,861
Want Want China Holdings, Ltd.	12,000	16,676
Weichai Power Co., Ltd., Class H	1,000	3,718
WuXi PharmaTech (Cayman), Inc. ADR(1)	200	6,674
Xinyi Glass Holdings, Ltd.	6,000	4,202
Xinyi Solar Holdings, Ltd.(1)	6,000	1,608
Yangzijiang Shipbuilding Holdings, Ltd.	7,000	5,643
Yanzhou Coal Mining Co., Ltd., Class H	4,000	3,156
Yuexiu Property Co., Ltd.	18,000	3,582
Zhejiang Expressway Co., Ltd., Class H	6,000	5,933
Zijin Mining Group Co., Ltd., Class H	20,000	4,602

		$1,160,900

Colombia — 1.8%
Almacenes Exito SA	1,060	$17,033
Banco de Bogota	316	11,588
Bancolombia SA ADR, PFC Shares	340	18,948
Cementos Argos SA	1,910	10,868
Corporacion Financiera Colombiana SA	500	9,826
Ecopetrol SA ADR	660	24,097
Empresa de Energia de Bogota SA	12,100	9,658
Grupo Argos SA	800	9,062
Grupo Aval Acciones y Valores SA	15,110	10,269
Grupo Aval Acciones y Valores SA, PFC Shares	14,800	10,215
Grupo de Inversiones Suramericana	540	10,896
Grupo Nutresa SA	2,220	31,744
Interconexion Electrica SA	2,300	10,906
ISAGEN SA ESP	6,400	9,677

		$194,787

Czech Republic — 1.7%
CEZ AS	2,400	$70,288
Komercni Banka AS	300	69,163
Pegas Nonwovens SA	400	11,813
Telefonica 02 Czech Republic AS	1,800	26,096
Unipetrol AS(1)	1,100	7,613

		$184,973

Greece — 2.0%
Alpha Bank AE(1)	16,107	$15,182
Costamare, Inc.	500	10,885
Diana Shipping, Inc.(1)	830	9,047

Security	Shares	Value
DryShips, Inc.(1)	2,000	$6,020
Ellaktor SA(1)	2,996	16,051
GasLog, Ltd.	200	4,670
Hellenic Exchanges SA	1,170	13,613
Hellenic Petroleum SA	1,050	7,875
Hellenic Telecommunications Organization SA(1)	1,110	15,921
JUMBO SA(1)	1,243	18,534
Motor Oil (Hellas) Corinth Refineries SA	972	11,009
Mytilineos Holdings SA(1)	1,510	13,224
National Bank of Greece SA(1)	2,716	9,723
OPAP SA	1,233	20,969
Piraeus Bank SA(1)	5,745	14,158
Public Power Corp. SA	930	13,960
Titan Cement Co. SA(1)	385	11,656

		$212,497

Hungary — 1.7%
Magyar Telekom Rt.	13,800	$20,391
MOL Hungarian Oil & Gas Rt.	700	40,376
OTP Bank Rt.	2,900	63,419
Richter Gedeon Nyrt.	3,000	56,323

		$180,509

India — 1.2%
Infosys, Ltd. ADR	980	$50,401
Mahindra & Mahindra, Ltd. GDR	770	15,895
Reliance Industries, Ltd. GDR(2)	1,270	45,519
State Bank of India GDR(3)	170	14,599

		$126,414

Indonesia — 3.7%
Adaro Energy Tbk PT	89,500	$9,407
AKR Corporindo Tbk PT	14,000	4,955
Aneka Tambang Tbk PT	40,500	4,170
Astra International Tbk PT	51,000	30,939
Bank Central Asia Tbk PT	41,000	37,881
Bank Danamon Indonesia Tbk PT	14,000	4,996
Bank Mandiri Tbk PT	23,500	20,593
Bank Negara Indonesia Persero Tbk PT	22,000	9,013
Bank Rakyat Indonesia Tbk PT	27,000	23,629
Bhakti Investama Tbk PT	214,500	5,884
Bumi Resources Tbk PT(1)	116,500	1,999
Bumi Serpong Damai Tbk PT	38,500	5,326
Charoen Pokphand Indonesia Tbk PT	23,500	7,624
Global Mediacom Tbk PT	29,500	5,188
Gudang Garam Tbk PT	1,500	6,697
Indo Tambangraya Megah Tbk PT	2,000	4,915
Indocement Tunggal Prakarsa Tbk PT	7,000	13,592
Indofood CBP Sukses Makmur Tbk PT	5,500	4,816
Indofood Sukses Makmur Tbk PT	14,500	8,493
Jasa Marga (Persero) Tbk PT	10,000	5,038
Kalbe Farma Tbk PT	67,500	8,917
Lippo Karawaci Tbk PT	62,500	5,550
Medco Energi Internasional Tbk PT	21,000	5,850
Media Nusantara Citra Tbk PT	19,000	4,614
Pembangunan Perumahan Persero Tbk PT	50,500	8,277
Perusahaan Gas Negara Tbk PT	39,500	18,372
Semen Gresik (Persero) Tbk PT	15,500	19,573
Summarecon Agung Tbk PT	62,500	6,733
Surya Semesta Internusa Tbk PT	78,000	4,789
Tambang Batubara Bukit Asam Tbk PT	5,000	4,589
Telekomunikasi Indonesia Tbk PT	168,500	37,260

Security	Shares	Value
Tower Bersama Infrastructure Tbk PT(1)	10,000	$6,579
Trada Maritime Tbk PT(1)	37,000	5,913
Unilever Indonesia Tbk PT	3,500	8,747
United Tractors Tbk PT	9,000	16,727
Vale Indonesia Tbk PT	22,500	7,558
Wijaya Karya Persero Tbk PT	30,000	6,037
XL Axiata Tbk PT	13,500	6,337

		$397,577

Kuwait — 1.8%
Al-Qurain Petrochemicals Co.	25,000	$23,060
Gulf Bank(1)	15,750	20,113
Kuwait Finance House KSC	7,910	23,027
Kuwait Foods Co. (Americana)	2,500	25,179
Mabanee Co. SAKC	5,250	20,824
Mobile Telecommunications Co.	8,000	19,309
National Bank of Kuwait SAK	10,500	37,232
National Industries Group Holding(1)	22,000	19,527

		$188,271

Malaysia — 3.5%
AMMB Holdings Bhd	2,300	$5,256
Astro Malaysia Holdings Bhd	5,400	5,720
Axiata Group Bhd	6,900	14,885
Berjaya Sports Toto Bhd	3,888	4,624
British American Tobacco Malaysia Bhd	400	7,834
Bumi Armada Bhd(1)	7,100	7,783
CIMB Group Holdings Bhd	4,700	10,744
Dialog Group Bhd	8,600	9,804
Digi.com Bhd	5,200	8,777
Felda Global Ventures Holdings Bhd	3,700	4,883
Gamuda Bhd	8,000	10,961
Genting Bhd	3,800	11,514
HAP Seng Consolidated Bhd	7,000	6,734
Hong Leong Bank Bhd	1,100	4,754
Hong Leong Financial Group Bhd	1,100	5,274
IHH Healthcare Bhd(1)	3,800	4,862
IJM Corp. Bhd	5,100	10,625
IOI Corp. Bhd	5,000	7,675
IOI Properties Group Bhd(1)	2,499	1,932
KLCC Property Holdings Bhd	2,500	4,878
Kuala Lumpur Kepong Bhd	800	5,959
Lafarge Malayan Cement Bhd	2,700	8,305
Malayan Banking Bhd	5,000	15,381
Malaysia Marine and Heavy Engineering Holdings Bhd	4,200	4,972
Maxis Bhd	3,300	6,750
MISC Bhd(1)	3,100	5,968
Multi-Purpose Holdings Bhd	4,900	4,713
Parkson Holdings Bhd	4,452	3,560
Petronas Chemicals Group Bhd	9,700	20,357
Petronas Dagangan Bhd	1,400	11,007
Petronas Gas Bhd	800	6,103
PPB Group Bhd	1,100	5,370
Public Bank Bhd	2,700	18,158
Resorts World Bhd	5,200	6,590
RHB Capital Bhd	2,000	5,231
Sapurakencana Petroleum Bhd(1)	14,300	18,572
Sime Darby Bhd	10,100	30,035
Telekom Malaysia Bhd	3,200	6,158
Tenaga Nasional Bhd	4,200	15,777
Top Glove Corp. Bhd	2,600	3,918

Security	Shares	Value
UEM Land Holdings Bhd	6,200	$3,962
UMW Holdings Bhd	1,300	4,371
YTL Corp. Bhd	10,500	5,329
YTL Power International Bhd(1)	9,555	4,493

		$370,558

Mexico — 7.2%
Alfa SAB de CV, Series A	21,217	$59,526
America Movil SAB de CV ADR, Series L	5,900	114,047
Bolsa Mexicana de Valores SAB de CV	3,200	6,676
Cemex SAB de CV ADR(1)	5,356	68,932
Coca Cola Femsa SAB de CV ADR	140	16,146
Compartamos SAB de CV	4,100	7,284
El Puerto de Liverpool SAB de CV	1,270	14,226
Embotelladoras Arca SAB de CV	2,500	16,212
Empresas ICA SAB de CV(1)	4,500	9,107
Fibra Uno Administracion SA de CV	5,700	17,499
Fomento Economico Mexicano SAB de CV ADR	500	47,505
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,000	18,428
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,290	16,582
Grupo Bimbo SAB de CV, Series A	6,800	19,686
Grupo Carso SA de CV, Series A1	2,700	14,060
Grupo Elektra SA de CV	260	6,790
Grupo Financiero Banorte SAB de CV, Class O	9,200	67,187
Grupo Financiero Inbursa SAB de CV, Class O	10,400	28,393
Grupo Financiero Santander Mexico SAB de CV	8,000	21,455
Grupo Mexico SAB de CV, Series B	10,400	34,218
Grupo Televisa SA ADR	1,000	33,800
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	4,800	11,686
Industrias Penoles SAB de CV	590	14,257
Kimberly-Clark de Mexico SAB de CV, Class A	5,100	13,761
Mexichem SAB de CV	4,100	16,388
Minera Frisco SAB de CV(1)	3,600	6,930
Promotora y Operadora de Infraestructura SAB de CV(1)	1,500	20,951
Wal-Mart de Mexico SAB de CV, Series V	18,600	47,323

		$769,055

Peru — 1.8%
Alicorp SA	9,000	$27,662
Cia de Minas Buenaventura SA ADR	1,000	10,690
Credicorp, Ltd.	370	57,812
Ferreycorp SAA	12,500	8,452
Grana y Montero SA	5,300	17,919
Intergroup Financial Services Corp.	240	7,915
Luz del Sur SAA	2,800	9,112
Minsur SA	11,260	7,138
Southern Copper Corp.	1,075	31,949
Union Andina de Cementos SAA	6,000	7,312
Volcan Cia Minera SA, Class B	17,440	6,748

		$192,709

Philippines — 1.8%
Aboitiz Equity Ventures, Inc.	8,900	$11,036
Alliance Global Group, Inc.	16,900	11,473
Ayala Corp.	710	10,042
Ayala Land, Inc.	16,000	11,015
Bank of the Philippine Islands	4,747	9,176
BDO Unibank, Inc.	5,410	10,950
International Container Terminal Services, Inc.	4,940	12,211
Jollibee Foods Corp.	2,760	11,308
Metropolitan Bank & Trust Co.	2,340	4,474
Petron Corp.	33,700	9,234

Security	Shares	Value
Philippine Long Distance Telephone Co.	340	$21,998
Puregold Price Club, Inc.	10,600	10,134
Semirara Mining Corp.	1,750	15,217
SM Investments Corp.	800	14,400
SM Prime Holdings, Inc.	24,800	9,532
Universal Robina Corp.	4,780	16,304

		$188,504

Poland — 3.6%
Asseco Poland SA	1,570	$21,174
Bank Handlowy w Warszawie SA	220	8,680
Bank Millennium SA(1)	3,150	8,559
Bank Pekao SA	530	32,446
Bank Zachodni WBK SA	55	6,647
BRE Bank SA	70	11,449
Cyfrowy Polsat SA(1)	1,700	12,213
Eurocash SA	1,060	15,232
Getin Noble Bank SA(1)	6,750	7,168
Grupa Azoty SA	200	5,248
Jastrzebska Spolka Weglowa SA	190	2,943
KGHM Polska Miedz SA(1)	490	18,727
LPP SA	10	27,538
Lubelski Wegiel Bogdanka SA	140	5,309
NG2 SA	180	7,157
Orange Polska SA	6,660	22,943
Polish Oil & Gas	5,950	9,128
Polska Grupa Energetyczna SA	5,970	41,230
Polski Koncern Naftowy Orlen SA	1,100	15,318
Powszechna Kasa Oszczednosci Bank Polski SA	3,370	45,125
Powszechny Zaklad Ubezpieczen SA	230	33,862
Synthos SA	3,160	4,595
Tauron Polska Energia SA	10,610	18,696
TVN SA	1,340	6,876

		$388,263

Qatar — 1.9%
Doha Bank, Ltd.	1,370	$23,735
Industries Qatar	490	25,467
Masraf Al Rayan	2,100	37,882
Ooredoo Q.S.C	560	23,875
Qatar Electricity & Water Co.	528	29,046
Qatar Gas Transport Co., Ltd. (NAKILAT)	4,990	31,231
Qatar Islamic Bank	1,120	33,843

		$205,079

Russia — 6.9%
Federal Hydrogenerating Co. JSC ADR	7,620	$14,638
Globaltrans Investment PLC GDR(3)	780	8,541
LUKOIL OAO ADR	1,250	70,700
Magnit OJSC	280	70,578
Mail.ru Group, Ltd. GDR(3)	270	9,213
MegaFon OAO GDR(3)	510	15,315
MMC Norilsk Nickel ADR	1,990	38,215
Mobile TeleSystems OJSC	6,200	50,897
NovaTek OAO GDR(3)	170	19,757
OAO Gazprom ADR	14,780	120,746
PIK Group GDR(1)(3)	3,900	10,178
Polymetal International PLC	500	4,401
Polyus Gold International, Ltd.(1)	1,760	5,493
Rosneft Oil Co. GDR(3)	2,470	16,136
Sberbank of Russia ADR	10,350	104,136
Sistema JSFC(1)	20,540	25,640

Security	Shares	Value
Surgutneftegas OJSC ADR	2,220	$16,314
Surgutneftegas OJSC, PFC Shares	19,130	14,246
Tatneft ADR	570	20,419
Uralkali OJSC GDR(3)	810	18,112
VimpelCom, Ltd. ADR	1,300	10,881
VTB Bank OJSC GDR(3)	8,870	23,873
X5 Retail Group NV GDR(1)(3)	770	15,609
Yandex NV, Class A(1)	1,100	34,254

		$738,292

South Africa — 7.0%
AECI, Ltd.	410	$4,458
African Rainbow Minerals, Ltd.	280	4,925
Anglo Platinum, Ltd.(1)	150	6,403
AngloGold Ashanti, Ltd.	920	14,481
Aspen Pharmacare Holdings, Ltd.	560	14,465
Assore, Ltd.	120	3,858
AVI, Ltd.	840	4,612
Barclays Africa Group, Ltd.	710	10,344
Barloworld, Ltd.	1,160	11,052
Bidvest Group, Ltd.	1,270	35,325
Capital Property Fund	4,670	4,636
Coronation Fund Managers, Ltd.	730	6,989
DataTec, Ltd.	1,300	6,361
Discovery Holdings, Ltd.	820	7,095
FirstRand, Ltd.	4,690	17,664
Foschini, Ltd.	460	4,919
Gold Fields, Ltd.	1,860	6,602
Grindrod, Ltd.	2,010	5,330
Growthpoint Properties, Ltd.	2,780	6,175
Hosken Consolidated Investments, Ltd.	500	7,684
Impala Platinum Holdings, Ltd.	1,260	13,208
Imperial Holdings, Ltd.	400	7,581
Investec, Ltd.	760	6,527
Kumba Iron Ore, Ltd.	150	4,584
Kumba Resources, Ltd.	370	4,847
Life Healthcare Group Holdings, Ltd.	2,100	8,249
Massmart Holdings, Ltd.	280	3,614
Mediclinic International, Ltd.	680	5,397
MMI Holdings, Ltd.	2,370	5,726
Mondi, Ltd.	330	5,879
Mr. Price Group, Ltd.	420	6,768
MTN Group, Ltd.	6,420	135,425
Murray & Roberts Holdings, Ltd.(1)	2,770	6,680
Nampak, Ltd.	1,560	5,404
Naspers, Ltd., Class N	780	86,160
Nedbank Group, Ltd.	390	8,186
Netcare, Ltd.	2,470	6,678
PPC, Ltd.	1,620	4,981
Redefine Properties, Ltd.	6,150	5,406
Remgro, Ltd.	860	17,822
Reunert, Ltd.	1,110	6,940
RMB Holdings, Ltd.	1,540	7,571
RMI Holdings	1,790	5,316
Sanlam, Ltd.	3,380	18,890
Sasol, Ltd.	1,120	63,034
Shoprite Holdings, Ltd.	690	10,773
Spar Group, Ltd.	390	4,645
Standard Bank Group, Ltd.	2,250	30,138
Steinhoff International Holdings, Ltd.	3,060	15,480
Tiger Brands, Ltd.	360	10,220
Trencor, Ltd.	730	5,314
Truworths International, Ltd.	910	6,802

Security	Shares	Value
Vodacom Group (Pty), Ltd.	1,240	$15,044
Wilson Bayly Holmes-Ovcon, Ltd.	480	6,079
Woolworths Holdings, Ltd.	1,220	8,644

		$747,390

South Korea — 7.0%
BS Financial Group, Inc.	440	$6,714
Cheil Industries, Inc.	100	6,520
E-Mart Co., Ltd.	50	11,487
GS Holdings Corp.	190	8,086
Hana Financial Group, Inc.	470	17,097
Hanwha Chemical Corp.	360	6,651
Hanwha Corp.	150	3,990
Honam Petrochemical Corp.	30	4,747
Hynix Semiconductor, Inc.(1)	550	23,853
Hyosung Corp.	80	5,365
Hyundai Engineering & Construction Co., Ltd.	120	6,291
Hyundai Glovis Co., Ltd.	60	15,514
Hyundai Heavy Industries Co., Ltd.	50	9,087
Hyundai Mobis	70	19,790
Hyundai Motor Co.	170	37,488
Hyundai Steel Co.	120	8,109
Industrial Bank of Korea	490	6,736
KB Financial Group, Inc.	600	20,403
Kia Motors Corp.	300	17,325
KJB Financial Group Co., Ltd.(1)	45	503
KNB Financial Group Co., Ltd.(1)	69	940
Korea Electric Power Corp.	630	24,179
Korea Investment Holdings Co., Ltd.	130	4,940
Korea Zinc Co., Ltd.	30	10,917
KT Corp.	360	10,710
KT&G Corp.	180	14,658
LG Chem, Ltd.	70	17,883
LG Corp.	160	9,535
LG Display Co., Ltd.(1)	330	8,783
LG Electronics, Inc.	200	14,312
LG Household & Health Care, Ltd.	20	10,012
Lotte Shopping Co., Ltd.	30	8,771
Macquarie Korea Infrastructure Fund	930	5,808
Naver Corp.	30	22,346
OCI Co., Ltd.(1)	40	6,877
POSCO	120	34,019
S-Oil Corp.	90	4,865
Samsung C&T Corp.	170	12,185
Samsung Electro-Mechanics Co., Ltd.	100	6,176
Samsung Electronics Co., Ltd.	105	148,740
Samsung Fire & Marine Insurance Co., Ltd.	60	15,303
Samsung Heavy Industries Co., Ltd.	230	6,362
Samsung Life Insurance Co., Ltd.	230	22,543
Samsung SDI Co., Ltd.	50	7,446
Samsung Securities Co., Ltd.	150	6,048
Shinhan Financial Group Co., Ltd.	710	31,039
SK Holdings Co., Ltd.	40	7,225
SK Innovation Co., Ltd.	100	10,458
SK Telecom Co., Ltd.	100	21,495
Woori Finance Holdings Co., Ltd.(1)	595	7,011

		$747,342

Taiwan — 7.2%
Advanced Semiconductor Engineering, Inc.	12,000	$15,252
Asia Cement Corp.	7,000	9,125
Asustek Computer, Inc.	1,000	11,017

Security	Shares	Value
AU Optronics Corp.(1)	25,000	$9,526
Catcher Technology Co., Ltd.	2,000	17,910
Cathay Financial Holding Co., Ltd.	10,677	16,366
Chailease Holding Co., Ltd.	2,000	5,037
Chang Hwa Commercial Bank	9,000	5,470
Cheng Shin Rubber Industry Co., Ltd.	6,000	16,206
Chimei Innolux Corp.(1)	21,000	8,310
China Development Financial Holding Corp.	23,000	7,007
China Life Insurance Co., Ltd.	5,700	5,390
China Steel Corp.	24,000	19,703
Chunghwa Telecom Co., Ltd.	10,000	32,026
Compal Electronics, Inc.	13,000	10,700
CTBC Financial Holding Co., Ltd.	20,000	12,756
Delta Electronics, Inc.	3,000	19,556
E.Sun Financial Holding Co., Ltd.	9,819	6,490
Far Eastern New Century Corp.	9,000	9,315
Far EasTone Telecommunications Co., Ltd.	6,000	13,631
First Financial Holding Co., Ltd.	11,000	6,823
Formosa Chemicals & Fibre Corp.	7,000	16,805
Formosa Petrochemical Corp.	4,000	9,776
Formosa Plastics Corp.	9,000	23,043
Fubon Financial Holding Co., Ltd.	10,000	14,412
Giant Manufacturing Co., Ltd.	2,000	15,861
Hon Hai Precision Industry Co., Ltd.	13,000	40,143
Hotai Motor Co., Ltd.	1,000	11,690
HTC Corp.	2,000	10,690
Hua Nan Financial Holdings Co., Ltd.	11,000	6,737
Inventec Co., Ltd.	10,000	9,350
Kenda Rubber Industrial Co., Ltd.	3,000	6,893
Lite-On Technology Corp.	6,000	9,731
MediaTek, Inc.	2,000	32,528
Mega Financial Holding Co., Ltd.	11,875	9,924
Merida Industry Co., Ltd.	2,000	13,890
Nan Ya Plastics Corp.	11,000	24,749
Pou Chen Corp.	11,000	12,181
President Chain Store Corp.	2,000	16,581
Quanta Computer, Inc.	6,000	16,158
Ruentex Industries, Ltd.	2,190	5,414
Shin Kong Financial Holding Co., Ltd.	15,000	4,767
Siliconware Precision Industries Co., Ltd.	8,000	12,796
SinoPac Financial Holdings Co., Ltd.	13,000	5,773
Taishin Financial Holdings Co., Ltd.	12,581	6,256
Taiwan Cement Corp.	8,000	11,916
Taiwan Cooperative Financial Holding Co., Ltd.	10,000	5,490
Taiwan Fertilizer Co., Ltd.	2,000	4,052
Taiwan Mobile Co., Ltd.	5,000	16,486
Taiwan Semiconductor Manufacturing Co., Ltd.	22,000	88,176
Uni-President Enterprises Corp.	13,000	22,788
United Microelectronics Corp.	26,000	12,192
Yuanta Financial Holding Co., Ltd.	15,000	7,844
Yulon Motor Co., Ltd.	6,000	9,720

		$772,428

Thailand — 3.5%
Advanced Info Service PCL(4)	5,400	$37,730
Airports of Thailand PCL(4)	1,700	9,725
Bangkok Bank PCL(4)	1,500	8,464
Bangkok Dusit Medical Services PCL(4)	17,000	8,608
Bank of Ayudhya PCL NVDR	8,000	9,386
BEC World PCL(4)	4,700	7,030
Berli Jucker PCL(4)	4,800	6,810

Security	Shares	Value
Big C Supercenter PCL NVDR	1,000	$5,765
BTS Group Holdings PCL(4)	25,200	6,500
Central Pattana PCL(4)	5,500	7,906
Charoen Pokphand Foods PCL(4)	13,800	11,684
CP ALL PCL(4)	16,300	22,617
Delta Electronics (Thailand) PCL(4)	4,800	8,332
Glow Energy PCL(4)	2,000	4,877
Hana Microelectronics PCL(4)	8,200	8,618
Home Product Center PCL(4)	21,334	6,121
Indorama Ventures PCL(4)	9,600	7,323
Intouch Holdings PCL NVDR	5,300	12,006
IRPC PCL(4)	63,400	6,843
Kasikornbank PCL(4)	4,100	23,400
Krung Thai Bank PCL(4)	13,500	7,790
Minor International PCL(4)	9,100	7,219
PTT Exploration & Production PCL(4)	4,320	20,217
PTT Global Chemical PCL(4)	4,720	9,897
PTT PCL(4)	2,600	23,304
Siam Cement PCL(4)	900	11,417
Siam Commercial Bank PCL(4)	5,680	27,567
Sino Thai Engineering & Construction PCL(4)	8,600	5,775
Thai Beverage PCL(4)	40,000	20,104
Thai Oil PCL(4)	2,500	3,793
TMB Bank PCL(4)	91,700	6,437
Total Access Communication PCL NVDR	2,800	10,252
True Corp. PCL(1)(4)	33,411	7,242

		$380,759

Turkey — 4.4%
Akbank TAS	8,690	$33,880
Anadolu Efes Biracilik ve Malt Sanayii AS	1,210	15,139
Arcelik AS	1,350	8,497
Aygaz AS	750	3,313
BIM Birlesik Magazalar AS	1,200	26,316
Coca-Cola Icecek AS	510	13,527
Dogan Sirketler Grubu Holding AS(1)	9,470	3,841
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,690	12,354
Enka Insaat ve Sanayi AS	4,668	12,976
Eregli Demir ve Celik Fabrikalari TAS	17,580	26,169
Ford Otomotiv Sanayi AS	350	4,642
Haci Omer Sabanci Holding AS	4,000	19,436
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	18,170	14,468
KOC Holding AS	6,350	31,317
Koza Altin Isletmeleri AS	500	4,989
Petkim Petrokimya Holding AS(1)	4,650	6,918
TAV Havalimanlari Holding AS	1,100	8,765
Tekfen Holding AS	2,900	7,692
Tofas Turk Otomobil Fabrikasi AS	750	4,648
Tupras-Turkiye Petrol Rafinerileri AS	1,240	30,117
Turk Hava Yollari Anonim Ortakligi (THY) AS	4,970	16,899
Turk Sise ve Cam Fabrikalari AS	6,350	8,803
Turk Telekomunikasyon AS	3,050	8,821
Turk Traktor ve Ziraat Makineleri AS	180	5,466
Turkcell Iletisim Hizmetleri AS(1)	5,230	32,680
Turkiye Garanti Bankasi AS	9,430	38,394
Turkiye Halk Bankasi AS	2,820	21,900
Turkiye Is Bankasi	6,850	19,491
Turkiye Vakiflar Bankasi TAO	5,920	14,276
Ulker Gida Sanayi ve Ticaret AS	520	4,385
Yapi ve Kredi Bankasi AS	3,250	7,574
Yazicilar Holding AS	700	6,088

		$473,781

Security	Shares	Value
United Arab Emirates — 2.1%
Air Arabia (PJSC)	61,500	$23,186
Arabtec Holding Co.(1)	17,738	32,190
DP World, Ltd.	1,500	32,595
Emaar Properties (PJSC)	15,477	44,154
First Gulf Bank (PJSC)	8,580	42,011
National Bank of Abu Dhabi (PJSC)	10,010	47,125

		$221,261

Total Common Stocks (identified cost $9,734,389)		$9,971,159

Equity-Linked Securities (2)(5) — 5.9%

Security	Maturity Date	Shares	Value
India — 5.9%
ACC, Ltd.	6/30/16	290	$6,560
Adani Ports and Special Economic Zone, Ltd.	3/10/16	1,890	7,275
Aditya Birla Nuvo, Ltd.	6/30/16	260	5,732
Ambuja Cements, Ltd.	10/30/15	1,660	6,112
Asian Paints, Ltd.	3/10/16	710	6,098
Axis Bank, Ltd.	3/10/16	400	12,427
Bajaj Auto, Ltd.	11/16/15	320	10,525
Bank of Baroda	6/30/16	320	4,562
Bharat Petroleum Corp., Ltd.	6/30/16	490	4,327
Bharti Airtel, Ltd.	3/10/16	4,440	25,850
Cairn India, Ltd.	6/13/16	1,130	6,456
Cipla, Ltd.	3/10/16	1,530	9,955
Coal India, Ltd.	12/15/15	780	4,895
Dr. Reddy’s Laboratories, Ltd.	9/28/16	260	10,825
Federal Bank, Ltd.	6/30/16	2,660	5,234
GAIL India, Ltd.	3/10/16	1,830	11,698
HCL Technologies, Ltd.	9/15/16	660	15,841
HDFC Bank, Ltd.	3/10/16	1,690	22,668
Hero MotoCorp, Ltd.	12/15/15	310	12,304
Hindustan Unilever, Ltd.	3/10/16	1,730	17,661
Housing Development Finance Corp., Ltd.	3/10/16	2,270	33,676
ICICI Bank, Ltd.	8/1/16	770	18,475
Idea Cellular, Ltd.	3/10/16	4,850	11,312
IDFC, Ltd.	9/15/16	3,450	7,373
Indian Oil Corp., Ltd.	3/10/16	1,430	8,713
IndusInd Bank, Ltd.	3/10/16	810	7,318
ITC, Ltd.	9/15/16	4,700	27,177
Jindal Steel & Power, Ltd.	3/10/16	1,260	6,348
JSW Steel, Ltd.	6/30/16	190	3,894
Kotak Mahindra Bank, Ltd.	9/15/16	690	10,141
Larsen & Toubro, Ltd.	6/30/16	530	13,859
NMDC, Ltd.	12/15/15	2,530	7,277
NTPC, Ltd.	3/10/16	8,300	22,539
Oil & Natural Gas Corp., Ltd.	3/10/16	2,860	18,299
Oil India, Ltd.	3/10/16	670	6,462
Piramal Enterprises, Ltd.	3/10/16	910	10,409
Power Finance Corp.	8/1/16	1,380	6,817
Power Grid Corp. of India, Ltd.	3/10/16	6,680	13,789
Punj Lloyd, Ltd.	6/30/16	13,560	9,464
Reliance Communications, Ltd.	3/10/16	3,990	9,218
Reliance Infrastructure, Ltd.	3/10/16	1,080	12,623
Sesa Sterlite, Ltd.	6/30/16	2,125	10,083
Shriram Transport Finance Co., Ltd.	6/30/16	520	8,334
Steel Authority of India, Ltd.	6/30/16	2,840	4,205
Sun Pharmaceuticals Industries, Ltd.	3/10/16	2,000	20,664

Security	Maturity Date	Shares	Value
Tata Consultancy Services, Ltd.	9/15/16	1,370	$49,637
Tata Motors, Ltd.	9/28/16	1,900	13,343
Tata Power Co., Ltd.	3/10/16	6,213	10,912
Tata Steel, Ltd.	6/30/16	430	3,457
Tech Mahindra, Ltd.	7/5/16	230	7,483
UltraTech Cement, Ltd.	3/10/16	170	6,852
United Spirits, Ltd.	9/15/16	360	17,165
Wipro, Ltd.	9/15/16	1,320	11,306

Total Equity-Linked Securities (identified cost $502,824)			$635,629

Rights(1) — 0.0%(6)

Security	Shares	Value
BS Financial Group, Inc., Exp. 7/4/14	75	$143
China Merchants Holdings (International) Co., Ltd., Exp. 6/5/14	400	0

Total Rights (identified cost $0)		$143

Total Investments — 99.0% (identified cost $10,237,213)		$10,606,931

Other Assets, Less Liabilities — 1.0%		$104,788

Net Assets — 100.0%		$10,711,719

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

During the period from the start of business, September 25, 2013, to May 31, 2014, the Fund held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the period from the start of business, September 25, 2013, to May 31, 2014 was $132.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2014, the aggregate value of these securities is $681,148 or 6.4% of the Fund’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At May 31, 2014, the aggregate value of these securities is $151,333 or 1.4% of the Fund’s net assets.

(4)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(5)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(6)	Amount is less than 0.05%.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	21.8%	$2,338,410
Hong Kong Dollar	9.8	1,053,454
New Taiwan Dollar	7.2	772,428
South Korean Won	7.0	747,485
South African Rand	7.0	747,390
Brazilian Real	6.1	650,510
Mexican Peso	4.5	488,625
New Turkish Lira	4.4	473,781
Indonesian Rupiah	3.7	397,577
Polish Zloty	3.6	388,263
Malaysian Ringgit	3.5	370,558
Thai Baht	3.4	360,655
Chilean Peso	2.1	228,192
Qatari Riyal	1.9	205,079
United Arab Emirates Dirham	1.8	188,666
Philippine Peso	1.8	188,504
Kuwaiti Dinar	1.8	188,271
Czech Koruna	1.7	184,973
Euro	1.7	181,875
Hungarian Forint	1.7	180,509
Colombian Peso	1.4	151,742
Other currency, less than 1% each	1.1	119,984

Total Investments	99.0%	$10,606,931

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	25.8%	$2,759,553
Energy	10.2	1,093,070
Industrials	10.2	1,088,965
Materials	9.8	1,047,314
Telecommunication Services	9.6	1,029,219
Information Technology	9.2	984,112
Consumer Staples	8.8	945,841
Consumer Discretionary	8.3	889,126
Utilities	5.2	563,555
Health Care	1.9	206,176

Total Investments	99.0%	$10,606,931

The Fund did not have any open financial instruments at May 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,237,213

Gross unrealized appreciation	$880,912
Gross unrealized depreciation	(511,194)

Net unrealized appreciation	$369,718

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$150,469	$3,994,013		$—	$4,144,482
Emerging Europe	154,998	2,023,317		—	2,178,315
Latin America	2,237,327	49,034		—	2,286,361
Middle East/Africa	—	1,362,001		—	1,362,001
Total Common Stocks	$2,542,794	$7,428,365	*	$—	$9,971,159
Equity-Linked Securities	$—	$635,629		$—	$635,629
Rights	143	—		—	143
Total Investments	$2,542,937	$8,063,994		$—	$10,606,931

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 28, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 28, 2014